CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Total revenues	¥ 35,129,458,616	$ 5,383,825,075	¥ 29,746,287,759	¥ 25,042,613,341
Cost of revenues	(28,957,798,084)	(4,437,976,718)	(24,314,602,138)	(21,528,868,419)
Gross profit	6,171,660,532	945,848,357	5,431,685,621	3,513,744,922
Selling and marketing	(2,473,982,242)	(379,154,367)	(2,250,335,913)	(1,708,270,457)
General and administrative	(1,409,371,207)	(215,995,587)	(1,059,026,633)	(779,423,027)
Impairment of long-lived assets	(114,167,665)	(17,496,960)	(68,262,038)	(14,548,043)
Research and development	(389,192,056)	(59,646,292)	(324,434,526)	(366,576,571)
Total operating expenses	(4,386,713,170)	(672,293,206)	(3,702,059,110)	(2,868,818,098)
Income from operations	1,784,947,362	273,555,151	1,729,626,511	644,926,824
Interest expenses, net	(459,233,810)	(70,380,661)	(391,582,064)	(295,692,041)
Subsidy income	191,980,690	29,422,328	63,016,966	52,176,462
Exchange gain/(loss) , net	(336,522,915)	(51,574,393)	8,808,559	33,681,095
Other income, net	2,292,191	351,294	17,873,433	25,817,059
Gain/(loss) on disposal of subsidiaries	0	0	19,935,109	(9,425,365)
Convertible senior notes issuance costs	0	0	(18,646,101)	0
Income before income taxes	566,371,892	86,800,290	1,251,186,211	407,375,203
Income tax expenses	(178,410,780)	(27,342,648)	(277,979,001)	(4,409,523)
Equity in income/(loss) of affiliated companies	(52,705,838)	(8,077,523)	(48,854,715)	2,609,853
Net income	335,255,274	51,380,119	924,352,495	405,575,533
Less: Net income/(loss) attributable to the non-controlling interests	104,870,621	16,072,126	25,690,269	(903,161)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 230,384,653	$ 35,307,993	¥ 898,662,226	¥ 406,478,694
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share -
Basic | (per share)	¥ 1.29	$ 0.20	¥ 5.31	¥ 2.64
Diluted | (per share)	(1.36)	(0.21)	4.85	2.63
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)	¥ 5.15	$ 0.79	¥ 21.22	¥ 10.56
Diluted	(5.42)	(0.83)	19.40	10.52
Weighted average ordinary shares outstanding
Basic	178,938,853	178,938,853	169,363,306	153,806,379
Diluted	171,438,853	171,438,853	166,567,757	154,704,166
Number of ordinary shares per ADS	4	4
Interest Rate Swap [Member]
Change in fair value of foreign exchange forward contracts	¥ (78,878,089)	$ (12,088,596)	¥ (69,974,512)	¥ 9,701,051
Foreign Exchange Forward Contract [Member]
Change in fair value of foreign exchange forward contracts	191,185,803	29,300,506	(78,283,526)	(44,089,700)
Third Party [Member]
Total revenues	35,067,287,007	5,374,296,859	29,592,010,063	23,586,834,523
Related Party [Member]
Total revenues	62,171,609	9,528,216	154,277,696	1,455,778,818
Convertible Senior Notes and Call Options [Member]
Change in fair value of foreign exchange forward contracts	(725,791,523)	(111,232,417)	(29,257,458)
Foreign exchange option
Change in fair value of foreign exchange forward contracts	¥ (3,607,817)	$ (552,922)	¥ (330,706)	¥ (9,720,182)